                                                                               .
                                                                               .
                                                                               .

                                  Prospectus Supplement dated Jan. 9, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  EVERGREEN NEW SOLUTIONS(SM) SELECT VARIABLE ANNUITY                45308 H (5/08)
-------------------------------------------------------------------------------------------------------------
  EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY                     45309H (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 H (5/08)        274320 C(5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY         45312 H (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 H (5/08)        45313 L (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 H (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 H (5/08)
-------------------------------------------------------------------------------------------------------------


THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON JAN. 26, 2009.

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

EFFECTIVE JAN. 26, 2009, NO ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT RIDER, ENHANCED GUARANTOR WITHDRAWAL BENEFIT RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER, OR SECURESOURCE(SM) RIDERS, SUBJECT TO STATE RESTRICTIONS.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT THOSE LISTED BELOW, CERTAIN EXCEPTIONS APPLY AND THE FOLLOWING ADDITIONAL PURCHASE PAYMENTS WILL BE ALLOWED ON/ AFTER JAN.26, 2009:

          a. Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date

          b. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts. This maximum applies to Individual Retirement Accounts (IRAs), Roth IRAs, and Simplified Employee Pension IRA (SEP) plans

(1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).

For contracts issued in Florida, New Jersey, New York, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date.

We reserve the right to change these current rules at any time, subject to state restrictions.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45308-12 A (1/09)

* Valid until next prospectus update

                                      Supplement dated January 9, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY                273416 J (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) ENDEAVOR  SELECT VARIABLE ANNUITY                   273417 J (5/08)       273480 K (5/08)
-------------------------------------------------------------------------------------------------------------


THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE ON JAN. 26, 2009.

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

EFFECTIVE JAN. 26, 2009, NO ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT RIDER, ENHANCED GUARANTOR WITHDRAWAL BENEFIT RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER, OR SECURESOURCE(SM) RIDERS, SUBJECT TO STATE RESTRICTIONS.

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT THOSE LISTED BELOW, CERTAIN EXCEPTIONS APPLY AND THE FOLLOWING ADDITIONAL PURCHASE PAYMENTS WILL BE ALLOWED ON/ AFTER JAN.26, 2009:

          a. Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date

          b. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts. This maximum applies to Individual Retirement Accounts (IRAs), Roth IRAs, and Simplified Employee Pension IRA (SEP) plans

(1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).

For contracts issued in Florida, New Jersey, New York, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges and transfers listed on the annuity application and received within 180 days from the contract issue date.

We reserve the right to change these current rules at any time, subject to state restrictions.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
273417-3 A (1/09)

*Valid until next prospectus update